Description of the Business (Details) $ / shares in Units, $ in Millions					1 Months Ended
	Mar. 01, 2019 shares	Nov. 13, 2018 shares	Oct. 15, 2018 $ / shares shares	Oct. 01, 2018 shares	Nov. 13, 2018 USD ($) shares
Initial public offering
Class of Stock [Line Items]
Shares of common stock issued (in shares)	123,000,000		20,000,000	123,000,000	23,000,000
Price of common stock issued (in dollars per share) | $ / shares			$ 17.00
Proceeds from stock issued | $					$ 369
Conversion of stock	0.935301
Over-Allotment Option
Class of Stock [Line Items]
Shares of common stock issued (in shares)		3,000,000
Livent | Initial public offering
Class of Stock [Line Items]
Number of shares held by parent (in shares)	123,000,000
Livent | FMC
Class of Stock [Line Items]
Ownership percentage	84.00%		84.00%